COLLABORATION INVENTORIES, NET (Tables)	3 Months Ended
Mar. 31, 2025
Classes of current inventories [abstract]
Summary of Inventories

	March 31, 2025	December 31, 2024
	US$’000	US$’000

Raw materials	23,176	17,454
Work-in-process	4,933	4,440
Finished goods	2,824	2,009
Total collaboration inventories, net	30,933	23,903